Commitments and Contingencies - Additional Information (Details) $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	May 05, 2021 USD ($)	Nov. 01, 2019 USD ($)	Mar. 13, 2019 USD ($) ft²	Sep. 30, 2017	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Mar. 24, 2021 USD ($)	Dec. 31, 2019 USD ($)
Commitments And Contingencies Details [Line Items]
Restricted cash						$ 14,836	$ 15,202
Rent expense						668	1,612
Contingent consideration						$ 232,222	273,367
Class A Common Stock
Commitments And Contingencies Details [Line Items]
Issuance of common stock (in Shares) | shares						371,885
CTH
Commitments And Contingencies Details [Line Items]
Estimated liability								$ 743,771
Estimated fair value						$ 5,333
Sirion License Agreement [Member]
Commitments And Contingencies Details [Line Items]
payment for upfront fee						136
Annual maintenance fee						113
Contractual Obligation						5,099,000
Legacy Celularity
Commitments And Contingencies Details [Line Items]
Restricted cash							481
Lease financing obligation						28,085
Current liability						3,051
Legacy Celularity | Palantir Technologies Inc | Master Subscription Agreement
Commitments And Contingencies Details [Line Items]
Payments for master subscription agreement	$ 40,000
Payment subscription period	5 years
Annual fee paid					$ 6,000
Costs related to straight line basis agreement						5,333
Legacy Celularity | HLI Cellular Therapeutics, LLC | Anthrogenesis
Commitments And Contingencies Details [Line Items]
Contingent consideration						232,222	273,367
Office Space | Warren, New Jersey | Legacy Celularity
Commitments And Contingencies Details [Line Items]
Operating lease expiry year				2022
Office and Laboratory Space | Cedar Knolls, New Jersey | Legacy Celularity
Commitments And Contingencies Details [Line Items]
Percentage increase in base annual rent		2.00%
Monthly lease payments		$ 15
Office, Manufacturing and Laboratory Space | Florham Park, New Jersey | Legacy Celularity
Commitments And Contingencies Details [Line Items]
Operating lease expiry year			2036
Area of building | ft²			147,215
Option to renew lease term period			5 years
Operating lease commencement date			Mar. 01, 2020
Initial monthly base rent			$ 230
Restricted cash						14,722	14,722
Tenant improvement allowance			$ 14,722
Construction in Progress | Legacy Celularity
Commitments And Contingencies Details [Line Items]
Construction-in-progress property and equipment						$ 0	$ 15,415		$ 28,062